Auditor's remuneration - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of products and services [line items]
Audit and audit related fees	£ 22	£ 23	£ 22
KPMG
Disclosure of products and services [line items]
Audit and audit related fees	45	43	41
Other services	3	1	1
Tax fees	0	0	0
Audit fee relating to previous year
Disclosure of products and services [line items]
Other services	0	0	1
Other audit related fees
Disclosure of products and services [line items]
Audit and audit related fees	12	10	8
Other audit related fees | KPMG
Disclosure of products and services [line items]
Audit and audit related fees	£ 9	£ 5	£ 5